UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Heitman US Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
September 30, 2019

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) - 98.90%
Diversified REITs - 3.03%
American Assets Trust, Inc.	10,421	$487,078
Liberty Property Trust	14,556	747,159
		1,234,237
Health Care REITs - 14.64%
HCP, Inc.	47,217	1,682,342
New Senior Investment Group, Inc.	28,428	189,899
Physicians Realty Trust	41,539	737,317
Sabra Health Care REIT, Inc.	28,287	649,470
Ventas, Inc.	28,978	2,116,263
Welltower, Inc.	6,502	589,406
		5,964,697
Hotel & Resort REITs - 4.75%
DiamondRock Hospitality Company	97,279	997,110
Pebblebrook Hotel Trust	33,759	939,175
		1,936,285
Industrial REITs - 10.01%
Duke Realty Corporation	36,968	1,255,803
Prologis, Inc.	33,128	2,823,168
		4,078,971
Office REITs - 11.60%
Boston Properties, Inc.	12,981	1,683,117
Cousins Properties, Inc.	33,065	1,242,913
Highwoods Properties, Inc.	17,920	805,325
Hudson Pacific Properties, Inc.	29,701	993,795
		4,725,150
Residential REITs - 21.60%
AvalonBay Communities, Inc.	2,838	611,107
Camden Property Trust	17,350	1,926,023
Equity Residential	26,701	2,303,228
Invitation Homes, Inc.	44,136	1,306,867
Sun Communities, Inc.	7,890	1,171,271
UDR, Inc.	30,512	1,479,222
		8,797,718
Retail REITs - 13.00%
Acadia Realty Trust	23,340	667,057
Regency Centers Corporation	15,810	1,098,637
Simon Property Group, Inc.	15,588	2,426,272
SITE Centers Corporation	72,918	1,101,791
		5,293,757
Specialized REITs - 20.27%
CyrusOne, Inc.	23,755	1,879,021
Digital Realty Trust, Inc.	6,600	856,746
Equinix, Inc.	2,014	1,161,675

Extra Space Storage, Inc.	8,546	998,344
Public Storage	8,960	2,197,619
QTS Realty Trust, Inc., Class A	22,640	1,163,922
		8,257,327
TOTAL REITS
(Cost $37,672,580)		40,288,142

MONEY MARKET FUND - 1.01%
First American Treasury Obligations Fund, Class X, 1.87% (a)	413,323	413,323
Total Money Market Fund
(Cost $413,323)		413,323

Total Investments
(Cost $38,085,903) - 99.91%		40,701,465
Assets in Excess of Liabilities - 0.09%		36,834
Net Assets - 100.00%		$40,738,299

(a) The rate quoted is the annualized seven-day effective yield as of September 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC., doing business as U.S. Bank Global Fund Services.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing proceduresfollowed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securitiesexchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”),are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq OfficialClosing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and askedprices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange tradedequity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities areactively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approvedindependent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange tradedfund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuationadjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open–end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net assetvalue (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith,deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fairvalue. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussionin changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarizedin the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted pricesfor the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a marketparticipant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of September 30, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
REITs(1)	40,288,142	-	-	40,288,142
Money Market Fund	413,323	-	-	413,323
	$40,701,465	$-	$-	$40,701,465

(1) Please refer to the Schedules of Investments to view REITs segregated by sub-industry type.

During the period ended September 30, 2019, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)  /s/Ryan Roell
Ryan Roell, President

Date  November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Ryan Roell
Ryan Roell, President

Date  November 22, 2019

By (Signature and Title)* /s/ Cullen Small
Cullen Small, Treasurer

Date  November 22, 2019

* Print the name and title of each signing officer under his or her signature.